As filed with the Securities and Exchange Commission on July 03, 2024

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Zachary Tackett, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end April 30, 2024

Date of reporting period: May 1, 2023 – April 30, 2024

ITEM 1. REPORT TO STOCKHOLDERS.

MONONGAHELA ALL CAP VALUE FUND
Annual Report
April 30, 2024

MONONGAHELA ALL CAP VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
April 30, 2024

Dear Shareholder,
We are pleased to offer this annual report for the Monongahela All Cap Value Fund (the “Fund”) for the period from May
1st, 2023, to April 30th, 2024, the fiscal year. The Fund uses the S&P 500® Index and the Russell 2000® Value Index as its benchmarks. For this period, the Fund was up 16.51%; the S&P 500® Index (the “S&P 500”), an index that tracks the performance of the 500 largest publicly traded companies in the US weighted by market capitalization was up 22.66%; the
Russell 2000® Value Index, an index that measures the 2,000 smallest of the 3,000 largest U.S. companies (based on total market capitalization) that have lower price-to-book ratios and lower forecasted growth values was up 14.03%. Since our semi-annual report on October 31st, 2023, the Fund was up 21.58% while the S&P 500 was up 20.98% and the Russell 2000
Value Index was up 18.09%.
The S&P 500 rally broadened during the Fund’s fiscal year, especially during the last six months. While large capitalization stocks, particularly technology leaders, continued to outpace the market, the Fund’s 21.58% gain in the 6 months ended
April 31st, 2024, highlighted the inclusive nature of the rally.
During the Fund’s fiscal year, breathtaking gains in Nvidia dominated the headlines (as they should have), but the expansive rally included diverse sectors and unique individual stories. We believe the rapid flow of funds into the Technology and
Communication sectors has left somewhat of a vacuum in other sectors, creating opportunities to purchase high quality companies at a significant discount to intrinsic value. Williams Sonoma continued its outperformance in the Retail industry, appreciating from $120.04/share on May 1st, 2023, to $286.78/share on April 30th, 2024. WK Kellogg, in the Consumer sector, was spun off from Kellogg Company on October 2nd, 2023. The stock rallied from $13.35/share on October 2nd to
$23.34/share on April 30th, 2024. Westinghouse Air Brake Technology Corporation in the Industrial sector rose from $97.67/
share on May 1st, 2023, to $161.08/share on April 30th, 2024.
Notable New Positions and Significant Additions
Air Products and Chemical, Inc. (APD) Industrial Sector
APD, founded in 1940, provides essential industrial gases to various industries. It also provides equipment used to separate atmospheric gases like oxygen and nitrogen, and process equipment for gases derived from natural gases including hydrogen, helium, and carbon dioxide. With a wide moat around their businesses and strong financials, APD stock price rarely allows an entry point for value investors. In mid-February, however, with fear of weakness in China and an industrial slowdown, the market allowed us to open our position at approximately $217.30/share. At that level, the stock was down
20% from the year-end price and had a dividend yield of 3.2%.
Coherent Corp. (COHR) Information Technology
COHR, formerly II-VI Corporation, was recently re-purchased for the fund in 2024 with an average cost of $54.60/share.
As you may recall, the company develops, manufactures, and markets advanced engineered materials. These products have applications in the industrial, communication, electronics, and instrumentation markets. We had exited this position in 2023 due to concerns about debt levels and corresponding interest expense. More recently, the company has focused on reducing the debt burden by sharing the cost of significant research and development programs with partners and recognizing increasing revenue and cash flow from sales to networking centers with strong demand for 800-G transceivers.
These advanced pluggable transceivers have applications in cloud storage and data centers, including A-I computing. The transceivers division, connecting GPU processors, has seen revenue grow sequentially from $50 million in the September
2023 quarter to $100 million in the December 2023 quarter, and to $200 million in the March 2024 quarter. While future growth rates are always uncertain, we believe this market has the potential to become a multi-billion-dollar division for
Coherent. On June 3rd, Coherent announced a replacement for retiring CEO Chuck Mattera. James Anderson will be the new CEO and had been the President and CEO of Lattice Semiconductors. We believe Mr. Anderson provides the operational expertise and technical ability to accelerate COHR’s leadership position in A-I related datacom products and advanced materials business.
WK Kellogg Co. (KLG) Consumer Staples

MONONGAHELA ALL CAP VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
April 30, 2024

On October 2nd, 2023, the Kellogg Company (Kellogg) was separated into two legal entities. Kellogg shareholders received one share of KLG for every four shares of the original parent company, Kellogg (this is known in Wall Street parlance as a spin-off). The spin-off represents the North American cereal business. KLG brands include Corn Flakes, Frosted Flakes,
Raisin Brand, Special K , Kashi, All-Bran, and Smart Start. While we like both companies, in our opinion, the better value for total return is KLG. At our entry price of approximately $12.95/share, the dividend yield is 5% and the stock price is well below our modeled intrinsic value.
Deletions and Reductions
Masterbrand Inc. was a spin-off from Fortune Brands. The residential cabinet manufacturer performed well for us. The company significantly exceeded our target and was sold.
Zimvie Inc. was spun-off from Zimmer Biomet and initially provided dental and spinal implants. In December 2023, the company announced the sale of its spinal implant business and the stock surged. The share price exceeded our expectations and was sold.
Williams Sonoma Inc., our largest position in the fund, was up approximately 90% since our October 31st, 2023, semi-
annual update. Our outlook remains very positive, but the position was overweight in the Fund’s portfolio and we elected to reduce our position.
Thank you for your confidence in our management and enjoy your summer.
IMPORTANT RISKS AND DISCLOSURES
Past performance is no guarantee of future results.
Mutual fund investing involves risk, including possible loss of principal. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on mutual fund investments. A value investing strategy involves the risk that undervalued securities may not appreciate as anticipated or will remain undervalued for long periods of time. Securities of micro-, small- and mid-capitalization companies may be more volatile and less liquid than those of large-cap companies due to limited resources or product lines and greater sensitivity to adverse economic conditions.
The views in this report were those of the Fund managers as of April 30, 2024, and may not reflect their views on the date this report is first published or any time thereafter. These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice. This letter may contain discussions about certain investments both held and not held in the portfolio. All current and future holdings are subject to risk and to change.
Please see the schedule of investments for a complete list of holdings.
Mark Rodgers Michael Rodgers
Co-Manager Co-Manager

MONONGAHELA ALL CAP VALUE FUND
PERFORMANCE CHART AND ANALYSIS (Unaudited)
April 30, 2024

The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the
Monongahela All Cap Value Fund (the “Fund”) compared with the performance of the benchmarks, the S&P 500
®
Index (the “S&P 500”) and the
Russell 2000
®
Value Index (the “Russell 2000 Value”), since inception. The S&P 500 is a broad-based measurement of the U.S. stock market based on the performance of 500 widely held large capitalization common stocks. The Russell 2000 Value measures the 2,000 smallest of the 3,000 largest U.S. companies
(based on total market capitalization) that have lower price-to-book ratios and lower forecasted growth values. The total return of the indices includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the indices do not include expenses. The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
Comparison of Change in Value of a $10,000 Investment
Monongahela All Cap Value Fund vs. S&P 500® Index vs. Russell 2000® Value Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (855) 392-9331. As stated in the Fund’s prospectus, the annual operating expense ratio (gross) is 1.90%. However, the Fund’s
Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense
Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.85%, through September 1, 2024 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses to exceed the lesser of (i) the then-
current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating Expenses After Fee Waiver and/
or Expense Reimbursement will increase if exclusions from the Expense Cap apply. During the year, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. Shares redeemed or exchanged within 60 days of purchase will be charged a 1.00% redemption fee. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.
Average Annual Total Returns
Periods Ended April 30, 2024
Six Month One Year Five Year Ten Year
Monongahela All Cap Value Fund 21.58% 16.51% 10.77% 10.02%
S&P 500® Index 20.98% 22.66% 13.19% 12.41%
Russell 2000® Value Index 18.09% 14.03% 5.96% 6.45%

MONONGAHELA ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
April 30, 2024

See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments as of April 30, 2024.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in
Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock and a Money
Market Fund. The Level 2 value displayed in this table are U.S. Treasury
Shares Security Description Value
Common Stock - 93.9%
Consumer Discretionary - 14.0%
7,500 eBay, Inc. $ 386,550
47,500 El Pollo Loco Holdings, Inc.
(a)
404,700
20,000 Garrett Motion, Inc.
(a)
191,200
20,000 H&R Block, Inc. 944,600
3,250 Hasbro, Inc. 199,225
3,000 Mohawk Industries, Inc.
(a)
345,960
4,500 Tapestry, Inc. 179,640
5,500 Williams-Sonoma, Inc. 1,577,290
4,229,165
Consumer Staples - 15.6%
10,350 Alico, Inc. 288,869
10,000 Archer-Daniels-Midland Co. 586,600
10,000 General Mills, Inc. 704,600
17,500 Kenvue, Inc. 329,350
4,500 Kimberly-Clark Corp. 614,385
5,000 Kirin Holdings Co., Ltd., ADR 72,900
2,500 Lamb Weston Holdings, Inc. 208,350
1,500 McCormick & Co., Inc., Non-
Voting Shares 114,090
3,000 Target Corp. 482,940
2,750 The Procter & Gamble Co. 448,800
5,000 Tootsie Roll Industries, Inc. 148,550
2,500 United-Guardian, Inc. 20,900
30,000 WK Kellogg Co. 700,200
4,720,534
Energy - 4.4%
10,500 ONEOK, Inc. 830,760
3,500 Phillips 66 501,235
1,331,995
Financials - 7.6%
12,000 Equitable Holdings, Inc. 442,920
14,500 MetLife, Inc. 1,030,660
17,500 Old Republic International Corp. 522,550
2,000 The PNC Financial Services
Group, Inc. 306,520
2,302,650
Health Care - 14.6%
2,750 Abbott Laboratories 291,417
20,000 Baxter International, Inc. 807,400
13,000 Hologic, Inc.
(a)
985,010
8,000 Merck & Co., Inc. 1,033,760
8,000 Revvity, Inc. 819,760
4,000 Zimmer Biomet Holdings, Inc. 481,121
4,418,468
Industrials - 23.1%
4,000 Curtiss-Wright Corp. 1,013,680
8,500 Emerson Electric Co. 916,130
5,000 Fortune Brands Innovations, Inc. 365,500
2,500 Hubbell, Inc. 926,300
6,000 Hurco Cos., Inc. 108,600
7,750 Lindsay Corp. 900,162
10,053 MillerKnoll, Inc. 255,648
4,000 Rockwell Automation, Inc. 1,083,840
10,500 The Gorman-Rupp Co. 348,285
6,500 Westinghouse Air Brake
Technologies Corp. 1,047,020
6,965,165
Information Technology - 11.7%
2,500 Cognizant Technology Solutions
Corp., Class A 164,200
5,000 Coherent Corp.
(a)
273,150
12,500 Corning, Inc. 417,250
Shares Security Description Value
Information Technology - 11.7% (continued)
3,500 F5, Inc.
(a)
$ 578,585
10,000 Intel Corp. 304,700
13,250 Kulicke & Soffa Industries, Inc. 613,210
30,000 NetScout Systems, Inc.
(a)
577,800
3,500 Texas Instruments, Inc. 617,470
3,546,365
Materials - 2.1%
1,000 Air Products and Chemicals, Inc. 236,340
3,000 PPG Industries, Inc. 387,000
623,340
Utilities - 0.8%
3,000 WEC Energy Group, Inc. 247,920
Total Common Stock (Cost $21,493,953) 28,385,602
Principal
Security
Description Rate Maturity Value
U.S. Government & Agency Obligations - 0.8%
U.S. Treasury Securities - 0.8%
$ 100,000 U.S. Treasury
Bill
(b)
5.12% 05/16/24 99,780
150,000 U.S. Treasury
Bill
(b)
5.28  08/08/24 147,843
247,623
Total U.S. Government & Agency Obligations (Cost
$247,727) 247,623
Shares Security Description Value
Money Market Fund - 5.0%
1,512,880 First American
Treasury Obligations
Fund, Class X, 5.21%
(c)
(Cost $1,512,880) 1,512,880
Investments, at value - 99.7% (Cost $23,254,560) $ 30,146,105
Other Assets & Liabilities, Net - 0.3% 83,454
Net Assets - 100.0% $ 30,229,559
ADR American Depositary Receipt
(a) Non-income producing security.
(b) Zero coupon bond. Interest rate presented is yield to
maturity.
(c) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of April 30,
2024.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 29,898,482
Level 2 - Other Significant Observable Inputs 247,623
Level 3 - Significant Unobservable Inputs –
Total $ 30,146,105

MONONGAHELA ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
April 30, 2024

See Notes to Financial Statements.
Securities. Refer to this Schedule of Investments for a further breakout of each security by industry.
PORTFOLIO HOLDINGS (Unaudited)
% of Total Investments
Consumer Discretionary 14.0%
Consumer Staples 15.7%
Energy 4.4%
Financials 7.6%
Health Care 14.7%
Industrials 23.1%
Information Technology 11.8%
Materials 2.1%
Utilities 0.8%
U.S. Government & Agency Obligations 0.8%
Money Market Fund 5.0%
100.0%

MONONGAHELA ALL CAP VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2024

See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $23,254,560) $ 30,146,105
Receivables:
Fund shares sold 79,976
Dividends 41,799
Prepaid expenses 13,995
Total Assets
30,281,875
LIABILITIES
Payables:
Fund shares redeemed 49
Accrued Liabilities:
Investment Adviser fees 8,040
Fund services fees 7,460
Other expenses 36,767
Total Liabilities
52,316
NET ASSETS
$ 30,229,559
COMPONENTS OF NET ASSETS
Paid-in capital $ 21,881,305
Distributable Earnings 8,348,254
NET ASSETS
$ 30,229,559
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 1,572,848
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE* $ 19.22
* Shares redeemed or exchanged within 60 days of purchase are charged a 1.00% redemption fee.

MONONGAHELA ALL CAP VALUE FUND
STATEMENT OF OPERATIONS
YEAR ENDED APRIL 30, 2024

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income $ 648,573
Interest income 11,627
Total Investment Income
660,200
EXPENSES
Investment adviser fees 212,394
Fund services fees 176,976
Custodian fees 5,508
Registration fees 13,442
Professional fees 45,318
Trustees' fees and expenses 7,111
Other expenses 41,843
Total Expenses 502,592
Fees waived
(261,879)
Net Expenses
240,713
NET INVESTMENT INCOME
419,487
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 1,541,706
Net change in unrealized appreciation (depreciation) on investments
2,490,427
NET REALIZED AND UNREALIZED GAIN
4,032,133
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 4,451,620

MONONGAHELA ALL CAP VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Years Ended April 30,
2024 2023
OPERATIONS
Net investment income $ 419,487 $ 505,137
Net realized gain 1,541,706 309,487
Net change in unrealized appreciation (depreciation) 2,490,427 (785,783)
Increase in Net Assets Resulting from Operations
4,451,620 28,841
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(919,708) (1,171,706)
CAPITAL SHARE TRANSACTIONS
Sale of shares 7,361,247 3,121,192
Reinvestment of distributions 907,832 1,151,107
Redemption of shares
(7,732,973) (2,212,515)
Redemption fees
1,207 623
Increase in Net Assets from Capital Share Transactions
537,313 2,060,407
Increase in Net Assets
4,069,225 917,542
NET ASSETS
Beginning of Year
26,160,334 25,242,792
End of Year
$ 30,229,559 $ 26,160,334
SHARE TRANSACTIONS
Sale of shares 416,384 182,494
Reinvestment of distributions 50,522 67,000
Redemption of shares
(429,713) (129,518)
Increase in Shares
37,193 119,976

MONONGAHELA ALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended April 30,
2024 2023 2022 2021 2020
NET ASSET VALUE, Beginning of Year
$ 17.04 $ 17.83 $ 19.56 $ 12.62 $ 14.03
INVESTMENT OPERATIONS
Net investment income (a) 0.26 0.34 0.28 0.23 0.28
Net realized and unrealized gain (loss)
2.51 (0.33) (0.56) 6.92 (1.22)
Total from Investment Operations
2.77 0.01 (0.28) 7.15 (0.94)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.30) (0.30) (0.25) (0.20) (0.27)
Net realized gain
(0.29) (0.50) (1.20) (0.01) (0.20)
Total Distributions to Shareholders
(0.59) (0.80) (1.45) (0.21) (0.47)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of Year
$ 19.22 $ 17.04 $ 17.83 $ 19.56 $ 12.62
TOTAL RETURN
16.51% 0.08% (1.73)% 56.94% (7.26)%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 30,230 $ 26,160 $ 25,243 $ 24,426 $ 12,755
Ratios to Average Net Assets:
Net investment income 1.48% 2.00% 1.47% 1.41% 2.01%
Net expenses 0.85% 0.85% 0.85% 0.85% 0.85%
Gross expenses (c) 1.77% 1.90% 1.83% 2.21% 2.57%
PORTFOLIO TURNOVER RATE 37% 27% 30% 32% 47%
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements.

MONONGAHELA ALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2024

Note 1. Organization
The Monongahela All Cap Value Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment
Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund commenced operations on July 1, 2013. The
Fund seeks total return through long-term capital appreciation and income.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards
Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America
(“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day.
In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service.
Short-term investments that mature in sixty days or less may be valued at amortized cost.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”) has designated the
Adviser, as defined in Note 3, as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The
Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different
Net Asset Value (“NAV”) than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term
U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between

MONONGAHELA ALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2024

the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S.
market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of April 30, 2024, for the Fund’s investments is included in the Fund’s Schedule of
Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-
dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par, and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually.
Any net capital gains and net foreign currency gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter
M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal
Revenue Service for a period of three years after they are filed. As of April 30, 2024, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Redemption Fees – A shareholder who redeems or exchanges shares within 60 days of purchase will incur a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Fund, if any, are reflected on the Statements of Changes in Net Assets.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s statement of assets and liabilities.

MONONGAHELA ALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2024

Note 3. Fees and Expenses
Investment Adviser – Monongahela Capital Management (the “Adviser”) is the investment Adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.75% of the Fund’s average daily net assets.
Distribution – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA
Group) (the “Distributor”), acts as the agent of the Trust in connection with the continuous offering of shares of the Fund.
The Fund does not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the
Fund for its distribution services. The Adviser compensates the Distributor directly for its services. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC
(d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services fees within the Statement of Operations.
Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex
Services Agreement, the Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a
Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $45,000 ($55,000 for the Chairman), and the Audit
Committee Chairman receives an additional $2,000 annually. The Trustees and the Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 4. Expense Reimbursements and Fees Waived
The Adviser  has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating
Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses )
to 0.85% , through at least September 1, 2024 (“Expense Cap”). Other Fund service providers have agreed to waive a portion of their fees and such waivers may be changed or eliminated with the approval of the Board of Trustees of the Trust. The
Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. For the year ended April 30, 2024 , fees waived and expenses reimbursed were as follows:
The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the
Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of April
30, 2024, $524,155 is subject to recapture by the Adviser . Other waivers are not eligible for recoupment. In addition, other
Fund service providers may waive all or any portion of their fees and may reimburse certain expenses of the Fund.
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, during the year ended April 30, 2024 were $9,587,453 and $10,180,640, respectively.
Investment Adviser
Fees Waived Other Waivers
Total Fees Waived
and Expenses
Reimbursed
$ 176,879 $ 85,000 $ 261,879

MONONGAHELA ALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2024

Note 6. Federal Income Tax
As of April 30, 2024, cost of investments for federal income tax purposes is $23,201,529 and net unrealized appreciation consists of:
Distributions paid during the fiscal year ended as noted were characterized for tax purposes as follows:
As of April 30, 2024, distributable earnings on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of
Assets and Liabilities are primarily due to wash sales and equity return of capital.
Note 7. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events.
Gross Unrealized Appreciation
$ 7,584,946
Gross Unrealized Depreciation
(640,370)
Net Unrealized Appreciation
$ 6,944,576
2024 2023
Ordinary Income $ 448,243 $ 443,450
Long-Term Capital Gain 471,465 728,256
$ 919,708 $ 1,171,706
Undistributed Ordinary Income
$ 111,494
Undistributed Long-Term Gain
1,292,184
Net Unrealized Appreciation
6,944,576
Total
$ 8,348,254

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Monongahela All Cap Value Fund and
Board of Trustees of Forum Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Monongahela
All Cap Value Fund (the “Fund”), a series of Forum Funds, as of April 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets and financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2024, the results of its operations for the year then ended, and the changes in net assets and financial highlights for the two years then ended, in conformity with accounting principles generally accepted in the United States of America.
The Fund’s financial highlights for the years ended April 30, 2022, and prior, were audited by other auditors whose report dated June 21, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2023.
COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
June 27, 2024

MONONGAHELA ALL CAP VALUE FUND
ADDITIONAL INFORMATION (Unaudited)
April 30, 2024

Investment Advisory Agreement Approval
At the March 14, 2024 Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement between the Adviser and the Trust pertaining to the Fund (the “Advisory
Agreement”). In preparation for its deliberations, the Board requested and reviewed written responses from the Adviser to a due diligence questionnaire circulated on the Board’s behalf concerning the services provided by the Adviser. The Board also discussed the materials with Fund counsel and, as necessary, with the Trust’s administrator. During its deliberations, the Board received an oral presentation from the Adviser, and was advised by independent Trustee counsel.
At the meeting, the Board reviewed, among other matters: (1) the nature, extent and quality of the services provided to the
Fund by the Adviser, including information on the investment performance of the Fund and Adviser; (2) the costs of the services provided and profitability to the Adviser of its relationship with the Fund; (3) the advisory fee and total expense ratio of the Fund compared to a relevant peer group of funds; (4) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee enables the Fund’s investors to share in the benefits of economies of scale;
and (5) other benefits received by the Adviser from its relationship with the Fund. In addition, the Board recognized that the evaluation process with respect to the Adviser was an ongoing one and, in this regard, the Board considered information provided by the Adviser at regularly scheduled meetings during the past year.
Nature, Extent and Quality of Services
Based on written materials received, a presentation from senior representatives of the Adviser, and a discussion with the
Adviser about the Adviser’s personnel, operations and financial condition, the Board considered the quality of services provided by the Adviser under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers at the Adviser with principal responsibility for the Fund, as well as the investment philosophy and decision-making process of the Adviser and the capability and integrity of the Adviser’s senior management and staff.
The Board considered also the adequacy of the Adviser’s resources. The Board noted the Adviser’s representations that the firm is in stable financial condition, that the firm is able to meet its expense reimbursement obligations to the Fund, and that the Adviser has the operational capability and the necessary staffing and experience to continue providing high-
quality investment advisory services to the Fund. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the renewal of the Advisory Agreement, among other relevant factors, the
Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Fund, the Board reviewed the performance of the Fund compared to its primary benchmark index, the S&P 500 Index. The Board observed that the
Fund underperformed the S&P 500 Index for the one-, three-, five-, and 10-year periods ended December 31, 2023, and for the period since the Value Fund’s inception on July 1, 2013. The Board also observed that the Fund underperformed the Russell 2000 Value Index, the Value Fund’s secondary benchmark index, for the one-year period ended December 31,
2023, and outperformed the Russell 2000 Value Index for each of the three-, five-, and 10-year periods ended December 31,
2023, and for the period since the Value Fund’s inception on July 1, 2013. The Board noted the Adviser’s representation that the Fund’s performance relative to the primary benchmark index was representative of a market preference for “growth”
stocks rather than “value” stocks during the periods under review, noting that the Fund maintained a “value” oriented investment strategy during periods in which growth stocks significantly outperformed value stocks, though the Board noted the Adviser’s representation that market sentiment had begun to exhibit a potential shift in favor of value stocks during the most recent 12-18 month period.
The Board also considered the Fund’s performance relative to an independent peer group of funds identified by Strategic
Insight, Inc. (“Strategic Insight Peers”) as having characteristics similar to those of the Fund. The Board observed that, based on the information provided by Strategic Insight, the Fund underperformed the average of the Strategic Insight peers for

MONONGAHELA ALL CAP VALUE FUND
ADDITIONAL INFORMATION (Unaudited)
April 30, 2024

the each of the one- and three-year periods ended December 31, 2023, and outperformed the average of the Strategic Insight peers over the five- and 10-year periods ended December 31, 2023.
Considering the Adviser’s investment style and the foregoing performance information, among other considerations, the
Board determined that the Fund and its shareholders could benefit from the Adviser’s continued management of the Fund.
Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to the Fund and analyzed comparative information on net advisory fee rates and net total expense ratios of the Fund’s Strategic Insight Peers. The Board noted
that the Adviser’s net advisory fee rate and net total expense ratio were each less than the median of the Strategic Insight peer group and were each among the lowest of the Strategic Insight Peers. The Board further noted that the Adviser was currently waiving a portion of its advisory fee in an effort to keep the Fund’s expenses at levels believed by the Adviser to be attractive to investors. Based on the foregoing, among other relevant considerations, the Board concluded that the Adviser’s net advisory fee rate charged to the Fund was reasonable.
Cost of Services and Profitability
The Board considered information provided by the Adviser regarding the costs of services and its profitability with respect to the Fund. In this regard, the Board considered the Adviser’s resources devoted to the Fund, as well as the Adviser’s discussion of the costs and profitability of managing the Fund. The Board noted that the Adviser was currently waiving a portion of its advisory fee in an effort to keep the Fund expenses at levels believed by the Adviser to be attractive to investors and had committed to extending the waiver through at least the duration of the renewal period of the Advisory Agreement.
Based on these and other applicable considerations, the Board concluded that the Adviser’s profitability attributable to management of the Fund was reasonable.
Economies of Scale
The Board considered whether the Fund could benefit from any economies of scale. In this regard, the Board considered the Fund’s fee structure, asset size, and net expense ratio. The Board noted the Adviser’s representation that the Fund could potentially benefit from economies of scale at higher asset levels but that, in light of the Fund’s current asset levels and because the Adviser was already waiving its contractual advisory fee in order to keep the Fund’s expenses at or below the agreed-upon expense cap, the Adviser was not proposing breakpoints in the advisory fee at this time. Based on the foregoing information and other applicable factors, and in light of the size of the Fund and the existence of the Adviser’s contractual expense cap arrangements with respect to the Fund, the Board concluded that the asset level of the Fund was not consistent with the existence of economies of scale and that economies of scale were not a material factor to consider in approving the continuation of the Advisory Agreement.
Other Benefits
The Board noted the Adviser’s representation that, aside from the advisory fee received from the Fund, the Adviser does not benefit in a material way from its relationship with the Fund. Based on the foregoing representation, the Board concluded that other benefits received by the Adviser from its relationship with the Fund were not a material factor to consider in approving the continuation of the Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the contractual fee under the Advisory Agreement was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

MONONGAHELA ALL CAP VALUE FUND
ADDITIONAL INFORMATION (Unaudited)
April 30, 2024

Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (855) 392-9331 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (855) 392-9331 and on the
SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on
Form N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from
November 1, 2023 through April 30, 2024.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =
8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Federal Tax Status of Dividends Declared during the Fiscal Year
For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The Fund designates 100.00 % of its income dividend distributed as qualifying for the corporate dividends-received deduction (DRD), and 100.00 % for the qualified dividend rate (QDI) as defined in Section 1(h)(11) of the Code. The Fund also designates 0.0 6%
Beginning
Account Value
November 1, 2023
Ending
Account Value
April 30, 2024
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Actual $ 1,000.00 $ 1,215.76 $ 4.68 0.85%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.64 $ 4.27 0.85%
* Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366 to reflect the half-year period.

MONONGAHELA ALL CAP VALUE FUND
ADDITIONAL INFORMATION (Unaudited)
April 30, 2024

as qualified interest income exempt from U.S. tax for foreign shareholders (QII). The Fund paid long-term capital gains of
$471,465.
Trustees and Officers of the Trust
The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the
Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the Trust. Each Trustee and officer holds office until the person resigns, is removed or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland, Maine 04101. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (855) 392-9331.
(1)
Karen Shaw is currently an interested person of the Trust, as defined in the 1940 Act, due to her affiliation with Apex Fund Services and her role as
Treasurer of the Trust. Apex Fund Services is a wholly owned subsidiary of Apex US Holdings LLC.
Name and Year
of Birth
Position with
the Trust
Length of
Time
Served
Principal
Occupation(s) During
Past Five Years
Number of Series
in Fund Complex
Overseen By
Trustee
Other
Directorships
Held By Trustee
During Past Five
Years
Independent Trustees
David Tucker
Born: 1958
Trustee;
Chairman of the
Board
Since 2011
and Chairman
since 2018
Director, Blue Sky Experience (a
charitable endeavor) since 2008;
Senior Vice President & General
Counsel, American Century
Companies (an investment
management firm) 1998-2008.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Mark D. Moyer
Born: 1959
Trustee;
Chairman of the
Audit Committee
Since 2018 Independent consultant providing
interim CFO services, principally to
non-profit organizations, 2011-2017,
and since 2023; Chief Financial
Officer, Freedom House (a NGO
advocating political freedom and
democracy) 2017-2021.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Jennifer Brown-Strabley
Born: 1964
Trustee Since 2018 Principal, Portland Global Advisors
(a registered investment adviser)
1996-2010.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Interested Trustees
(1)
Karen Shaw
Born: 1972
Trustee Since 2023 Senior Vice President, Apex Fund
Services since 2019; Senior Vice
President, Atlantic Fund Services
2008-2019.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds

MONONGAHELA ALL CAP VALUE FUND
ADDITIONAL INFORMATION (Unaudited)
April 30, 2024

Name and Year of
Birth
Position
with the
Trust
Length of Time
Served
Principal Occupation(s)
During
Past Five Years
Officers
Zachary Tackett
Born: 1988
President; Principal Executive
Officer; Anti-Money Laundering
Compliance Officer; Identity
Theft Prevention Officer
President and Principal
Executive Officer since 2023;
Anti-Money Laundering
Compliance Officer and
Identity Theft Prevention
Officer since 2014; Vice
President and Secretary,
2014-2023.
Senior Counsel, Apex Fund Services since
2019; Counsel, Atlantic Fund Services 2014-
2019.
Karen Shaw
Born: 1972
Treasurer; Principal Financial
Officer
Since 2008 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Carlyn Edgar
Born: 1963
Chief Compliance Officer Chief Compliance Officer
2008-2016 and 2021-current
Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Lindsey Dorval
Born: 1981
Vice President; Secretary Since 2023 Counsel, Apex Fund Services since 2020.

MONONGAHELA ALL CAP VALUE FUND
FOR MORE INFORMATION:
P.O. Box 588
Portland, ME 04112
(855) 392-9331 (toll free)
monongahela.ta@apexfs.com
www.Moncapfund.com
INVESTMENT ADVISER
Monongahela Capital Management
223 Mercer Street
Harmony, PA 16037
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.apexgroup.com
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.
211-ANR-0424

ITEM 2. CODE OF ETHICS.
(a)

As of the end of the period covered by this report, Forum Funds (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).

(c)

There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.

(d)

There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.

(e)

Not applicable.

(f) (1)  A copy of the Code of Ethics is being filed under Item 13(a) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has determined that Mr. Mark Moyer is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines. Mr. Moyer is a non- “interested” Trustee (as defined in Section 2(a)(19) under the Investment Company Act of 1940, as amended (the “Act”)), and serves as Chairman of the Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $13,800 in 2023 and $14,200 in 2024.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2023 and $0 in 2024.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $3,100 in 2023 and $3,200 in 2024. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2023 and $0 in 2024.

(e) (1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”). In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series. The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2023 and $0 in 2024. There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.

(h) During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.

(a)

Included as part of report to shareholders under Item 1.

(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Code of Ethics (Exhibit filed herewith)

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              Forum Funds

By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	June 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	June 28,2024

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	June 28, 2024